Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

		Opening Balance 01-01-2018	Business combinations	Foreign Currency Translation	Closing Balance 12/31/2018	Transfer Fusion by absortion	Foreign currency exchange difference	Closing Balance 12-31-2019
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica de Colina Ltda.	Empresa Eléctrica de Colina Ltda.	2,240,478	—	—	2,240,478	—	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	—	128,374,362	—	—	128,374,362
Enel Generación Chile S.A.	Enel Generación Chile	731,782,459	—	—	731,782,459	24,860,356	—	756,642,815
GasAtacama Chile S.A.	Enel Generación Chile	24,860,356	—	—	24,860,356	(24,860,356)	—	—
Empresa Eléctrica Panguipulli S.A.	Enel Green Power Chile Ltda.	—	17,543,347	2,603,476	20,146,823	—	1,673,580	21,820,403
Geotérmica del Norte	Enel Green Power Chile Ltda.	—	65,871	9,775	75,646	—	6,284	81,930
Parque Eólico Talinay Oriente	Enel Green Power Chile Ltda.	—	6,587,064	977,537	7,564,601	—	628,385	8,192,986
	Total	887,257,655	24,196,282	3,590,788	915,044,725	—	2,308,249	917,352,974